BANK-OWNED LIFE INSURANCE AND IMPUTED INCOME TAX REIMBURSEMENT AGREEMENTS (Schedule of Benefits Expense) (Details) (Imputed Income Tax Reimbursement Agreements [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Imputed Income Tax Reimbursement Agreements [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost
Interest cost	27	26
Net other post-retirement benefits expense	$ 27	$ 26